Basic and Diluted Net Income/(Loss) Per Share - Net income/(loss) per share in accordance with ASC 260 (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net income/(loss) per ordinary share-basic: Numerator:
Net income attributable to 36Kr Holdings Inc.	$ (3,721)	¥ (25,911)	¥ 40,518	¥ 7,923
Accretion on redeemable non-controlling interests to redemption value	(260)	(1,808)	(1,025)	0
Accretion of convertible redeemable preferred shares to redemption value	(64,513)	(449,130)	(120,060)	(2,834)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(3,848)	(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(44,526)	(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(5,311)	(36,977)
Net loss attributable to non-controlling interests	$ (22)	(160)	0	0
Undistributed earnings attributable to preferred shareholders of the Company | ¥				(2,996)
Net income/(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders | ¥		¥ (850,441)	¥ (80,567)	¥ 2,093
Net income/(loss) per ordinary share-basic: Denominator:
Denominator used in computing net income/(loss) per share-basic (in shares) | shares	368,159,249	368,159,249	292,731,461	272,406,578
Net income/(loss) per ordinary share-basic (in US dollar per share) | (per share)	$ (0.332)	¥ (2.310)	¥ (0.275)	¥ 0.008
Net income/(loss) per ordinary share-diluted: Numerator:
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic | ¥		¥ (850,441)	¥ (80,567)	¥ 2,093
Net income/(loss) attributable to ordinary shareholders-diluted | ¥		¥ (850,441)	¥ (80,567)	¥ 2,093
Net income/(loss) per ordinary share-diluted: Denominator:
Denominator used in computing net income/(loss) per share-basic (in shares) | shares	368,159,249	368,159,249	292,731,461	272,406,578
Share-based awards (in shares) | shares				41,316,670
Denominator used in computing net income per share-diluted ((in shares) | shares	368,159,249	368,159,249	292,731,461	313,723,248
-Diluted (in per share) | (per share)	$ (0.332)	¥ (2.310)	¥ (0.275)	¥ 0.007